Financial structure and financial costs - Variations of financial debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	$ 72,843	$ 62,200	$ 53,115
Cash changes	(11,505)	9,071	2,302
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(347)	(462)	(453)
Non-cash changes, First application IFRS 16			5,505
Non-cash changes, Foreign currency	(416)	25	136
Non-cash changes, Changes in fair value	31	191	370
Non-cash changes, Other	1,653	1,818	1,225
Balance as of the end of the period	62,259	72,843	62,200
Non-current financial debt and related financial instruments
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	55,422	46,861	39,449
Cash changes	(649)	15,572	8,131
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(57)	(453)	(719)
Non-cash changes, First application IFRS 16			4,755
Non-cash changes, Foreign currency	(119)	133	(44)
Non-cash changes, Changes in fair value	55	244	413
Non-cash changes, Reclassification Non-current/Current	(9,066)	(8,593)	(6,517)
Non-cash changes, Other	1,522	1,658	1,393
Balance as of the end of the period	47,108	55,422	46,861
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	(4,781)	(912)	(680)
Cash changes	(290)	(228)	21
Non-cash changes, Change in scope, including IFRS 5 reclassifications	1	3	12
Non-cash changes, First application IFRS 16			(50)
Non-cash changes, Foreign currency	64	(59)	4
Non-cash changes, Changes in fair value	2,432	(2,729)	(71)
Non-cash changes, Reclassification Non-current/Current	188	118	144
Non-cash changes, Other	(18)	(974)	(292)
Balance as of the end of the period	(2,404)	(4,781)	(912)
Non-current financial debt
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	60,203	47,773	40,129
Cash changes	(359)	15,800	8,110
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(58)	(456)	(731)
Non-cash changes, First application IFRS 16			4,805
Non-cash changes, Foreign currency	(183)	192	(48)
Non-cash changes, Changes in fair value	(2,377)	2,973	484
Non-cash changes, Reclassification Non-current/Current	(9,254)	(8,711)	(6,661)
Non-cash changes, Other	1,540	2,632	1,685
Balance as of the end of the period	49,512	60,203	47,773
Current financial debt and related financial instruments
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	17,108	15,038	13,666
Cash changes	(10,856)	(6,501)	(5,829)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	16	1	(35)
Non-cash changes, First application IFRS 16			750
Non-cash changes, Foreign currency	(286)	(130)	180
Non-cash changes, Changes in fair value	(24)	(53)	(43)
Non-cash changes, Reclassification Non-current/Current	9,066	8,593	6,517
Non-cash changes, Other	131	160	(168)
Balance as of the end of the period	15,155	17,108	15,038
Current financial assets
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	(194)	(268)	(118)
Cash changes	191	178	125
Non-cash changes, Foreign currency	8	(6)	2
Non-cash changes, Changes in fair value	(45)	46	(32)
Non-cash changes, Reclassification Non-current/Current	(188)	(118)	(144)
Non-cash changes, Other	(24)	(26)	(101)
Balance as of the end of the period	(252)	(194)	(268)
Current borrowings
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	17,099	14,819	13,306
Cash changes	(11,047)	(6,679)	(5,954)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	15	6	(35)
Non-cash changes, First application IFRS 16			750
Non-cash changes, Foreign currency	(283)	(132)	184
Non-cash changes, Changes in fair value	(158)	188	(26)
Non-cash changes, Reclassification Non-current/Current	9,254	8,711	6,661
Non-cash changes, Other	155	186	(67)
Balance as of the end of the period	15,035	17,099	14,819
Other current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	203	487	478
Non-cash changes, Change in scope, including IFRS 5 reclassifications	1	(5)
Non-cash changes, Foreign currency	(11)	8	(6)
Non-cash changes, Changes in fair value	179	(287)	15
Balance as of the end of the period	372	203	487
Financial liabilities and financial assets classified as held for sale
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	313	301
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(306)	(10)	301
Non-cash changes, Foreign currency	(11)	22
Balance as of the end of the period	$ (4)	$ 313	$ 301